WARRANTS - Additional Information (Details)					2 Months Ended	9 Months Ended
	Oct. 17, 2022 USD ($) $ / shares shares	Aug. 18, 2022 USD ($) D $ / shares	Jul. 18, 2022 shares	Feb. 01, 2021 shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Sep. 29, 2022 $ / shares	Dec. 31, 2021 $ / shares
Class of Warrant or Right [Line Items]
New shares issued (in shares)			7,000,000
Redemption price per public warrant (in dollars per share) | $ / shares		$ 0.01
Threshold number of business days before sending notice of redemption to warrant holders (in days) | $		30
Warrants outstanding (in shares)					13,568,543	13,568,543
Exercise price of warrants (in dollars per share) | $ / shares					$ 11.50	$ 11.50
Shares issued upon exercise of common stock warrants (in shares)					118,942
Proceeds from exercise of common stock warrants | $					$ 1,400,000	$ 1,368,000	$ 0
Common stock, par value (per share) | $ / shares					$ 0.0001	$ 0.0001			$ 0.0001
Subsequent Event
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued	12,293,543
Number of securities tendered	10,741,390
Payments for repurchase of warrants | $	$ 7,000,000
ITHAX | IPO
Class of Warrant or Right [Line Items]
New shares issued (in shares)				24,150,000
Warrant
Class of Warrant or Right [Line Items]
Number of shares in a unit				1
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)				675,000	232,500	232,500
Exercise price of warrants (in dollars per share) | $ / shares					$ 11.50	$ 11.50
Term (in years)			5 years		4 years 9 months 18 days	4 years 9 months 18 days
Private Placement Warrants | ITHAX | Private Placement
Class of Warrant or Right [Line Items]
Number of shares in a unit				1
Number of warrants to purchase shares issued				675,000
Number of warrants in a unit				0.50
Private Placement Warrants | ITHAX | Private Placement | Sponsor
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued				465,000
Private Placement Warrants | ITHAX | Private Placement | Cantor
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued				210,000
Public Warrants
Class of Warrant or Right [Line Items]
Threshold trading days | $		20
Trading period | D		30
Reference value (in dollars per share) | $ / shares		$ 18.00
Warrants outstanding (in shares)					12,061,043	12,061,043
Exercise price of warrants (in dollars per share) | $ / shares					$ 11.50	$ 11.50
Public Warrants | ITHAX | IPO
Class of Warrant or Right [Line Items]
Number of shares in a unit				1
Number of warrants in a unit				0.50
Common Stock Warrants
Class of Warrant or Right [Line Items]
Term (in years)								5 years
Warrant grant date fair value (in dollars per share) | $ / shares								$ 3.07
Common Stock Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)					1,275,000	1,275,000
Exercise price of warrants (in dollars per share) | $ / shares					$ 11.50	$ 11.50
Common Class A
Class of Warrant or Right [Line Items]
Common stock, par value (per share) | $ / shares									$ 0.01
Common Class A | Subsequent Event
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued	12,293,543
Exercise price of warrants (in dollars per share) | $ / shares	$ 0.65